Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
T. Rowe Price Retirement Income 2020 Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	12.41%	9.24%	13.45%	(14.76%)	10.46%	13.44%	19.10%	(4.99%)
T. Rowe Price Retirement Income 2025 Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	13.03%